                                                               Michele H. Abate
                                                      Associate General Counsel

Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

                                                March 11, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Brighthouse Fund UL for Variable Life Insurance
     File No. 811-03927

Commissioners:

The Annual Reports dated December 31, 2018 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Brighthouse Fund UL for Variable Life Insurance of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File
No. 811-03857.

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK
No. 0000837274, File No. 811-05583.

The Annual Report for the Goldman Sachs Strategic Growth Fund of Goldman Sachs Variable Insurance Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0001046292, File No. 811-08361.

The Annual Report for the Janus Henderson Enterprise Portfolio of Janus Aspen Series is incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The Annual Report for Western Asset Core Plus VIT Portfolio of Legg Mason Partners Variable Income Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The Annual Report for the Pioneer Mid Cap Value VCT Portfolio of Pioneer Variable Contracts Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786.

The Annual Report for The Merger Fund VL is incorporated by reference as filed on Form N-CSR, CIK No. 0001208133, File No. 811-21279.

The Annual Reports for certain portfolios of Vanguard Variable Insurance Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000857490, File No. 811-05962.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Report for the Contrafund Portfolio of Variable Insurance Products Fund II is incorporated by reference as filed on Form N-CSR, CIK
No. 0000831016, File No. 811-05511.

The Annual Report for the Mid Cap Portfolio of Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

Sincerely,

/s/ Michele H. Abate
--------------------------
Michele H. Abate
Associate General Counsel
Brighthouse Life
Insurance Company

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